CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues
Total revenues	$ 961,012	$ 360,000	$ 1,350,712	$ 839,000	$ 1,493,800	$ 2,117,800
Cost of revenues
Total cost of revenues	603,631	168,500	802,731	373,800	680,400	1,017,500
Gross profit	357,381	191,500	547,981	465,200	813,400	1,100,300
Operating Expenses:
Research and development	48,300	43,200	104,100	88,200	179,900	178,200
Sales and marketing expenses	89,092	57,300	163,592	148,300	282,600	322,400
Professional and consulting fees	417,300	118,300	485,300	222,600
Compensation and related taxes - general and administrative	236,695	65,300	331,095	136,300	952,300	3,900,000
Other general and administrative expenses	133,726	79,900	193,126	128,100
Total Operating Expenses	925,113	364,000	1,277,213	723,500	1,414,800	4,400,600
Net Loss from Operations	(567,732)	(172,500)	(729,232)	(258,300)	(601,400)	(3,300,300)
Other Income (Expense):
Other income					0	84,000
Interest income	102,005	120,000	207,205	237,200	470,600	560,700
Interest expense and bank charges	(6,200)	(6,100)	(12,200)	(12,000)	(24,100)	(23,300)
Total Other Income, net	95,805	113,900	195,005	225,200	446,500	621,400
Loss before provision for income taxes	(471,927)	(58,600)	(534,227)	(33,100)	(154,900)	(2,678,900)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (471,927)	$ (58,600)	$ (534,227)	$ (33,100)	$ (154,900)	$ (2,678,900)
Net loss per common share
Net loss per common share, basic	$ (0.04)	$ (0.01)	$ (0.05)	$ (0.00)	$ (0.014)	$ (0.25)
Net loss per common share, diluted	$ (0.04)	$ (0.01)	$ (0.05)	$ (0.00)	$ (0.014)	$ (0.25)
Weighted average common shares outstanding
Weighted average common shares outstanding, basic	11,399,612	10,792,913	11,240,115	10,792,913	10,800,154	10,531,797
Weighted average common shares outstanding, diluted	11,399,612	10,792,913	11,240,115	10,792,913	10,800,154	10,531,797
License [Member]
Revenues
Total revenues	$ 66,000	$ 140,100	$ 166,700	$ 330,400	$ 605,100	$ 511,500
Cost of revenues
Total cost of revenues	47,000	39,100	93,400	82,600	154,900	218,800
Product and other sales [Member]
Revenues
Total revenues	895,012	219,900	1,184,012	508,600	888,700	1,606,300
Cost of revenues
Total cost of revenues	$ 556,631	$ 129,400	$ 709,331	$ 291,200	$ 525,500	$ 798,700